Assets pledged and collateral	12 Months Ended
Dec. 31, 2017
Assets pledged and collateral
35 Assets pledged and collateral
Assets pledged
The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.
Assets pledged
end of	2017	2016
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	130,038	122,805
of which encumbered	73,189	83,473
Collateral
The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A significant portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2017	2016
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	433,190	402,690
of which sold or repledged	212,155	184,066	[1]
1 Prior period has been corrected.
Other information
end of	2017	2016
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	26,969	27,590
Swiss National Bank required minimum liquidity reserves	2,043	2,001

Bank
Assets pledged and collateral
34 Assets pledged and collateral
Assets pledged
The Bank pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.
Assets pledged
end of	2017	2016
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	130,038	122,811
of which encumbered	73,189	83,478
Collateral
The Bank receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A significant portion of the collateral and securities received by the Bank was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2017	2016
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	433,190	402,702
of which sold or repledged	212,155	184,078
Other information
end of	2017	2016
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	26,928	27,590
Swiss National Bank required minimum liquidity reserves	2,043	2,001
> Refer to “Note 35 – Assets pledged and collateral” in VI – Consolidated financial statements – Credit Suisse Group for further information.